Northern Trust Corporation (Corporation only) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Balance Sheet

CONDENSED BALANCE SHEET	DECEMBER 31
(In Millions)	2011	2010
ASSETS
Cash on Deposit with Subsidiary Bank	$6.5	$6.8
Time Deposits with Subsidiary Banks	1,269.2	1,561.2
Securities	97.1	118.2
Advances to Wholly-Owned Subsidiaries – Banks	1,035.0	285.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	6,890.6	6,855.1
– Nonbank	152.6	121.2
Buildings and Equipment	3.4	3.4
Other Assets	373.3	339.5

Total Assets	$9,832.7	$9,295.4

LIABILITIES
Long-Term Debt	$2,126.7	$1,896.1
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	311.8	292.1

Total Liabilities	2,715.4	2,465.1
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920.0
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)

Total Stockholders’ Equity	7,117.3	6,830.3

Total Liabilities and Stockholders’ Equity	$9,832.7	$9,295.4

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2011	2010	2009
OPERATING INCOME
Dividends – Bank Subsidiaries	$500.0	$–	$410.0
– Nonbank Subsidiaries	5.1	67.2	25.6
Intercompany Interest and Other Charges	19.8	11.4	10.1
Interest and Other Income	13.3	6.9	13.7

Total Operating Income	538.2	85.5	459.4
OPERATING EXPENSES
Interest Expense	66.9	50.8	45.7
Other Operating Expenses	12.6	15.4	(93.2)

Total Operating Expenses	79.5	66.2	(47.5)

Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	458.7	19.3	506.9
Benefit (Expense) for Income Taxes	24.8	23.0	(25.0)

Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	483.5	42.3	481.9
Equity in Undistributed Net Income of Subsidiaries – Banks	71.0	636.9	364.7
– Nonbank	49.1	(9.7)	17.6

Net Income	$603.6	$669.5	$864.2

Net Income Applicable to Common Stock	$603.6	$669.5	$753.1

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31
(In Millions)	2011	2010	2009
OPERATING ACTIVITIES:
Net Income	$603.6	$669.5	$864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(120.1)	(620.9)	(382.2)
Decrease in Prepaid Expenses	.2	1.2	2.0
Client Support-Related Charges (Benefit)	—	—	(109.3)
Capital Support Agreement Payments	—	—	(204.8)
Increase (Decrease) in Accrued Income Taxes	28.5	61.8	283.6
Other, net	(41.2)	(13.3)	20.4

Net Cash Provided by Operating Activities	471.0	98.3	473.9

INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	292.1	(77.2)	(268.0)
Purchases of Securities – Available for Sale	(91.4)	(109.7)	—
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	105.4	4.7	411.8
Net Increase in Capital Investments in Subsidiaries	(.5)	(204.8)	(42.0)
Advances to Wholly-Owned Subsidiaries	(750.0)	—	—
Other, net	—	(.9)	(7.9)

Net Cash Provided by (Used in) Investing Activities	(444.4)	(387.9)	93.9

FINANCING ACTIVITIES:
Net Increase in Senior Notes	250.0	497.2	500.0
Proceeds from Common Stock Issuance	—	—	834.1
Redemption of Preferred Stock – Series B	—	—	(1,576.0)
Cash Dividends Paid on Preferred Stock	—	—	(46.6)
Repurchase of Warrant to Purchase Common Stock	—	—	(87.0)
Treasury Stock Purchased	(79.0)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net	.1	1.2	23.8

Net Cash Provided by (Used in) Financing Activities	(27.0)	289.9	(583.8)

Net Change in Cash on Deposit with Subsidiary Bank	(.4)	.3	(16.0)
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.8	6.5	22.5

Cash on Deposit with Subsidiary Bank at End of Year	$6.4	$6.8	$6.5